Other Interests in Consolidated Subsidiaries, Unconsolidated Entities and Non-controlling Interest	12 Months Ended
Dec. 31, 2011
Other Interests in Consolidated Subsidiaries Unconsolidated Entities and Non-Controlling Interest [Abstract]
Other Interests in Consolidated Subsidiaries Unconsolidated Entities and Non-Controlling Interest
Note 10.	Other Interests in Consolidated Subsidiaries, Unconsolidated Entities and Non-controlling Interest

Other interests in consolidated subsidiaries include ownership interests of certain business unit presidents of the Company totalling $32.4 million (December 31, 2010 – $42.5 million). In the event that a business unit president (“Minority Member”) of the Company is no longer employed by an affiliate of the Company, the Company has the right to purchase the Minority Member’s interest and the Minority Member has the right to require the Company to purchase their interest. Should such rights be exercised, the purchase price will be based on the then estimated value of the business unit’s net assets.

The following table reflects the change in the Company’s other interests in consolidated subsidiaries for the years ended December 31, 2011 and 2010:

	December 31
	2011	2010

Other interests in consolidated subsidiaries, beginning of year	$42,461	$47,011
Net loss attributable to other interests in consolidated subsidiaries	(2,453)	(976)
Distributions from other interests in consolidated subsidiaries	(7,574)	(3,574)

Other interests in consolidated subsidiaries, end of year	$32,434	$42,461

Non-controlling interest includes third-party investments of consolidated entities of $6.4 million (December 31, 2010 – $6.5 million).

In accordance with ASC Topic 810, non-controlling interest has been classified as a component of total equity and the net income / (loss) on the consolidated statement of operations has been adjusted to include the net loss attributable to non-controlling interest, which for the year ended December 31, 2011 was nil (2010 – nil) and other interests in consolidated subsidiaries for the year ended December 31, 2011 was $7.6 million (2010 – $1.0 million).

As of January 1, 2010, the Company had a 50% non-controlling interest in a land development project with a third party where by the assets, liabilities and results of operations were consolidated into the financial statements with the corresponding non-controlling interest presented. On March 9, 2010, the Company acquired the remaining 50% non-controlling interest in the unconsolidated entity for a nominal dollar amount. The excess of the non-controlling interest acquired over the consideration was recorded as a deemed contribution to equity.

The following table reflects the changes in the Company’s non-controlling interest related to the unconsolidated entity for the year ended December 31, 2010:

December 31
2010

Balance, beginning of year	$8,788
Net loss attributable to non-controlling interest	(488)
Non-controlling interest acquired	(8,300)

Balance, end of year	$—